COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended												6 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Aug. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	Jul. 07, 2010	Jan. 31, 2010	Mar. 31, 2009	Aug. 31, 2008	Apr. 30, 2005	Jan. 31, 1997	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2010	Mar. 31, 2012	Jul. 31, 2008	Feb. 28, 2005
Intellectual Property Matters [Abstract]
Pantoprazole Insurance Coverage													$ 560,000,000		$ 154,000,000
Pantoprazole Settlement Additional Provision		930,000,000	670,000,000
Pantoprazole Settlement Agreement Amount													1,600,000,000
Wyeths Protonix Settlement Payment To Date													1,400,000,000
Annual sales of Provigil		500,000,000															1,000,000,000
Annual Sales of Effexor							2,600,000,000
Annual Sales of Lamictal																		2,300,000,000	950,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer						74,000,000						500,000,000
Annual Sales of Nexium								6,300,000,000					6,000,000,000
Annual Sales of Niaspan	1,100,000,000										416,000,000
Annual Sales of Solodyn					765,000,000				380,000,000
Annual Sales Of Aggrenox										340,000,000			470,000,000
Annual Sales Of Actos				2,800,000,000												3,700,000,000
Annual Sales Of Actoplus				430,000,000												500,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange													Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment
Cephalon Losses Resulting From The Promotion and Prescription of Actiq														700,000,000
Compensatory Damages For The State of Illonois														100,000,000
Annual Sales Of Wellbutrin													1,000,000,000
Litigation Settlement Expense For Modafinil Antitrust Litigation														$ 495,000,000
Teva And Subsidiaries [Member]
Approximate number of product liability cases													4,000
Approximate number of pending cases													500
Approximate Number Of Plaintiffs Claiming Injuries													4,400
Teva And Subsidiaries [Member] | Teva Parental Medicines Inc [Member]
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court													40